Bank Owned Life Insurance (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Investments, All Other Investments [Abstract]
Life Insurance, Corporate or Bank Owned, Change in Value	$ 608,000	$ 635,000
Life Insurance, Corporate or Bank Owned, Amount	$ 27,300,000	$ 26,700,000